Understanding our Financial Statements and the Impact to the Common Shareholder - Disaggregated Information (Details) - USD ($) $ in Thousands	3 Months Ended				12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2023	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Operating income (loss)	$ (1,155,970)	$ (85,951)	$ (99,834)	$ (23,237)	$ (253,172)	$ (71,120)	$ (47,413)
Loss on extinguishment of debt, related parties			0		0	(34,013)	0
Income tax expense (benefit)	0	397	1,072	(273)	(1,072)	0	3,459
Less: Net loss attributable to noncontrolling interests	44,552	36,247	60,267		136,942	43,383	(7,168)
Less: Noncash deemed contribution on extinguishment of redeemable noncontrolling interest			0		0	14,200	0
Less: Noncash deemed dividend on extinguishment of preferred equity interests of noncontrolling interest holders			0		0	(46,202)	0
Less: Noncontrolling interest guaranteed payment	(4,105)	(3,868)	(3,788)	0	(15,822)	(1,264)	0
Net loss attributable to The Beneficient Company Group, L.P. common unitholders	(1,115,523)	(53,969)	(44,427)	(6,796)	(130,980)	(95,016)	(58,040)
CT Risk Management
Segment Reporting Information [Line Items]
Less: Net loss attributable to noncontrolling interests	0	(1,795)
Operating Segments | Ben Liquidity
Segment Reporting Information [Line Items]
Operating income (loss)	(903,026)	(32,853)	(20,299)		(46,512)	21,191	25,238
Operating Segments | Ben Custody
Segment Reporting Information [Line Items]
Operating income (loss)	(189,997)	6,163	7,301		24,046	16,193	15,922
Corporate & Other
Segment Reporting Information [Line Items]
Operating income (loss)	(49,081)	(28,755)	(31,607)		(112,845)	(77,991)	(136,155)
Consolidated Entity, Excluding Consolidated VIE
Segment Reporting Information [Line Items]
Less: Net loss attributable to noncontrolling interests	$ 30,686	$ 7,536	$ 5,038	$ 3,336	$ 19,081	$ 12,870	$ 40,414